New and amended standards adopted by the group New and amended standards adopted by the group	6 Months Ended
Jun. 30, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
New and amended standards adopted by the group
New and amended standards adopted by the group

AngloGold Ashanti adopted IFRS 16 Leases on 1 January 2019 which superseded IAS 17 Leases (see note 14 for detailed lease disclosures) and IFRIC 23 Uncertainty Over Income Tax Treatments.

The impact of the adoption of IFRS 16 and the new accounting policy are disclosed below.

The adoption of IFRS 16 has resulted in the recognition of right of use assets and related liabilities, previously not recognised on the statement of financial position.

The group has elected to apply IFRS 16 utilising the modified retrospective approach, no cumulative effect of initially applying IFRS 16 was identified and recognised as an adjustment to the opening balance of retained earnings. The cumulative impact on the adoption of IFRS 16 results in the recognition of right of use assets, lease liabilities and the ensuing deferred tax. Refer to Note 14 for the detail on the right of use assets and lease liabilities. The ability to set off deferred tax assets and liabilities resulted in an immaterial adjustment to the overall net deferred tax balance of the group. Comparative information has not been restated.

The group has applied the following practical expedients upon transition to the new standard:

Transition options applied:

•
Leases with a remaining contract period of less than one year will not be recorded on the statement of financial position and the lease payments will be expensed in the income statement on a straight-line basis.

•	The right-of-use asset is based on the lease liability recognised.

Practical expedients:

•	The short-term lease exemption - leases with a duration of less than a year will be expensed in the income statement on a straight-line basis.

•
The low value lease exemption - the group has elected to take the low value exemption with a value of $10k for the individual leased asset value. Further, the group has added an exception within its accounting policy to not capitalise leases with a net present value of $250,000 based on an IAS 1 materiality assessment.

•	Exclusion of initial direct costs for the measurement of the right of use asset at the date of initial application.

•	Use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The leases accounting policy applicable from 1 January 2019:

The group assesses whether a contract is or contains a lease, at inception of a contract. The group recognises a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the group recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the group uses its incremental borrowing rate. The group has applied the IFRS 16 portfolio approach in determining the discount rate for leases. As such a single discount rate has been used for contracts that share similar characteristics. The group has determined that contracts that are denominated in the same currency will use a single discount rate. This rate has been determined using various factors including in-country borrowings as well as other sources of finance.

For contracts previously classified as leases under IAS 17, the group has reassessed whether the contract is or contains a lease upon initial transition to the new standard and has also performed an assessment to identify significant contracts which have not previously classified as leases, but which may be a lease under the new standard.

Lease payments included in the measurement of the lease liability comprise:

•	fixed lease payments (including in-substance fixed payments), less any lease incentives;

•	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

•	the amount expected to be payable by the lessee under residual value guarantees;

•	the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

•	payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented separately in the consolidated statement of financial position, allocated to non-current and current liabilities.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

•
the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

•
the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

•
a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, any initial direct costs and restoration costs as described below. They are subsequently measured at cost less accumulated depreciation and impairment losses.

The lease term shall be determined as the non-cancellable period of a lease, together with:

•	Periods covered by an option to extend the lease if AngloGold Ashanti is reasonably certain to make use of that option; and / or

•	Periods covered by an option to terminate the lease, if AngloGold Ashanti is reasonably certain not to make use of that option.

Whenever the group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

The group applies IAS 36 Impairment of Assets to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss accordingly.

The adoption of IFRIC 23 had no impact on the group at 30 June 2019.